Statements Of Operations - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
INVESTMENT INCOME:
Interest income		$ 825,043	$ 460,756		$ 2,160,133	$ 1,200,791		$ 1,749,536		$ 941,571		$ 477,084
EXPENSES:
Brokerage and custodial fees		2,415,223	3,037,127		7,668,787	9,446,333		12,462,252		13,188,987		13,566,738
Administrative expenses		275,481	293,647		843,842	891,498		1,440,217		1,192,572		1,140,008
Custody fees and other expenses		8,411	10,177		26,581	31,367		40,692		40,333		50,353
Management fees		139,045	140,876		414,218	405,020		541,502		460,718		385,131
Total expenses		2,838,160	3,481,827		8,953,428	10,774,218		14,484,663		14,882,610		15,142,230
Managing Owner commission rebate to Unitholders		(145,300)	(178,041)		(486,810)	(565,192)		(745,218)		(777,662)		(817,820)
Net expenses		2,692,860	3,303,786		8,466,618	10,209,026		13,739,445		14,104,948		14,324,410
NET INVESTMENT LOSS		(1,867,817)	(2,843,030)		(6,306,485)	(9,008,235)		(11,989,909)		(13,163,377)		(13,847,326)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts		6,554,774	(2,402,215)		(9,176,474)	15,847,912		25,845,691		34,149,842		17,999,224
Foreign exchange translation		(195,804)	358,357		163,341	368,407		511,894		(300,159)		(580,900)
Net change in unrealized:
Futures and forward currency contracts		(1,373,399)	10,366,414		6,738,459	(6,167,375)		(8,095,337)		805,212		2,370,350
Foreign exchange translation		126,531	(51,288)		(295,924)	342,674		422,183		(67,379)		166,256
Net gains (losses) from U.S. Treasury notes:
Realized		6,051			5,602			(4,782)				6,863
Net change in unrealized		(10,539)	100,946		93,402	(13,416)		(141,582)		60,019		(176,627)
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)		5,107,614	8,372,214		(2,471,594)	10,378,202		18,538,067		34,647,535		19,785,166
NET INCOME (LOSS)		3,239,797	5,529,184		(8,778,079)	1,369,967		6,548,158		21,484,158		5,937,840
LESS PROFIT SHARE TO (FROM) MANAGING OWNER		4,310	118,113		4,842	136,465		308,026		551,582		228,356
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER		$ 3,235,487	$ 5,411,071		(8,782,921)	1,233,502		6,240,132		20,932,576		5,709,484
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)					(8,264,511)	65,086
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER								$ 3,900,500		$ 17,018,356		$ 3,971,957
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		$ 16.56	$ 26.98		$ (58.79)	$ (3.01)		$ 22.18		$ 104.24		$ 20.02
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)						$ 499
LESS PROFIT SHARE TO (FROM) MANAGING OWNER						$ 93
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER								$ 406		$ 4,475		$ 2,540
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders			68.25	[1]		$ 60.16	[1]	$ 60.16	[2]	$ 156.98	[2]	$ 64.92	[2]
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)					$ (522,586)	$ 827,573
LESS PROFIT SHARE TO (FROM) MANAGING OWNER						$ 136,372
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER								$ 1,455,608		$ 2,298,143		$ 949,313
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		40.95	45.93		$ (24.56)	$ 39.40		$ 81.99		$ 161.47		$ 68.28
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)					$ (10,609)	$ 274,780
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO (FROM) MANAGING OWNER								$ 510,072		$ 709,240		$ 313,411
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders		59.37	$ 73.07		$ (4.13)	$ 85.03		$ 156.87		$ 264.30		$ 124.51
Series 5 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)					$ 27,383
LESS PROFIT SHARE TO (FROM) MANAGING OWNER					$ 4,842
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	[3]	$ 28.10			$ 48.04

[1]	Series 2 Units fully redeemed August 31, 2017.
[2]	For the eight months ended August 31, 2017, date of full redemption.
[3]	Series 5 Units were first issued on April 1, 2018.